CDC NVEST MASSACHUSETTS TAX FREE INCOME FUND

Supplement dated August 22, 2003 to CDC Nvest Tax Free Income Funds Classes A and B Prospectus dated May 1, 2003, as may be supplemented from time to time



The table below gives an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Municipal Bond Index, an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Brothers Municipal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

WITHIN THE SECTION ENTITLED "EVALUATING THE FUND'S PAST PERFORMANCE", THE FOLLOWING TEXT REPLACES THE AVERAGE ANNUAL TOTAL RETURNS TABLE FOR CDC NVEST MASSACHUSETTS TAX FREE INCOME FUND.

----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS SINCE CLASS B
(for the periods ended December 31, 2002)                                                                INCEPTION
                                                                                                         (9/13/93)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes                                  3.53%          3.27%          4.98%           -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions*                      3.53%          3.22%          4.88%           -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions & Sales of Fund       3.78%          3.50%          4.95%           -
     Shares*
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                                  2.43%          3.16%            -           3.93%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**                         9.60%          6.06%          6.71%         6.09%
----------------------------------------------------------------------------------------------------------------------

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. After-tax returns are shown for only Class A shares. After-tax returns for Class B shares of the Fund will vary.

**The returns of the Index do not reflect the effect of taxes. The returns of the Index are calculated from 9/30/93 for Class B shares. Class A shares commenced operations 3/23/84.

For past expenses of Classes A and B shares, see the section entitled "Fund Fees & Expenses."



                                                                      SP202-0803

                       CDC NVEST INTERNATIONAL EQUITY FUND

Supplement dated August 22, 2003 to the CDC Nvest Equity Funds Classes A, B and C and Class Y Prospectuses, each dated May 1, 2003, each as may be supplemented from time to time

Effective October 1, 2003, CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the distributor for CDC Nvest International Equity Fund (the "Fund"), will no longer accept new investments in the Fund. Effective November 1, 2003, CDC IXIS Distributors will no longer accept additional investments from current shareholders of the Fund, including additional investments through automatic or systematic investment plans.


On August 22, 2003, the Board of Trustees of CDC Nvest Funds Trust I, upon the recommendation of CDC IXIS Distributors, approved a plan to liquidate the Fund. The liquidation is expected to occur on or about November 14, 2003 (the "Liquidation Date"). Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on that date. The proceeds of any such redemption will be the net asset value of such shares after charges, dividend distributions required to eliminate any Fund-level taxes, expenses and liabilities of the Fund have been paid or otherwise provided for. Any applicable sales charges, including contingent deferred sales charges, will be waived only for shares that remain outstanding on the Liquidation Date and are redeemed automatically or at the election of the shareholder on the Liquidation Date. For federal income tax purposes, the automatic or elected redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain will result in short- or long-term capital gains for shareholders who hold their shares as a capital asset depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Before doing so, the shareholder should consider any applicable sales charge and should consult with his or her tax advisor for more information on his or her own situation.

The liquidation process will involve effecting portfolio transactions in an orderly manner with the intent that shareholders remaining in the Fund on the liquidation date will not unnecessarily bear the majority of the trading costs associated with the liquidation. This may result in the Fund's portfolio consisting primarily of cash or cash equivalents for several weeks prior to the liquidation date.


At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund pursuant to the procedures set forth under "Fund Services" in the Fund's Prospectuses. Such redemptions, unlike the automatic or elected redemptions on the Liquidation Date, will be subject to any applicable sales charges, including contingent deferred sales charges.


Shareholders may also exchange their shares for shares of the same class of any other CDC Nvest Fund that offers that class, as described and subject to the limitations under "Fund Services - Exchanging Shares" in the Fund's Prospectuses. Such an exchange transaction will not result in any sales charge. However, exchanges of Fund shares up to and on the Liquidation Date, unlike the automatic or elected redemptions on the Liquidation Date, will continue to be subject to any applicable contingent deferred sales charges, if redeemed at a future date. For federal income tax purposes, an exchange of Fund shares for shares of another CDC Nvest Fund is generally treated as a sale on which a gain or loss may be recognized. A shareholder should consult with his or her tax adviser for more information on his or her own situation.


Absent an instruction to the contrary prior to the Liquidation Date, for Fund shares held in individual retirement accounts ("IRAs") or SIMPLE IRAs, in custodial accounts under a SEP, SARSEP, or 403(b) plan, or in certain other retirement accounts, CDC IXIS Distributors will exchange any shares remaining in the Fund on the Liquidation Date into the CDC Nvest Cash Management Trust - Money Market Series. These shares will continue to be subject to any applicable contingent deferred sales charges.


                                                                      SP198-0803